INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION - Statements of Financial Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks	$ 52,235	$ 56,984
Accrued income and other assets	167,516	147,547
Total Assets	5,505,720	5,338,104	$ 5,263,726
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	0	39,586
Subordinated debentures	39,864	39,796
Accrued expenses and other liabilities	124,220	104,939
Total Shareholders’ Equity	502,951	454,686	$ 404,449	$ 347,596
Total Liabilities and Shareholders’ Equity	5,505,720	5,338,104
Parent Company
Assets
Cash and due from banks	46,731	9,901
Interest bearing deposits - time	0	40,000
Investment in subsidiaries	492,936	484,887
Accrued income and other assets	25,072	8,830
Total Assets	564,739	543,618
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	0	39,586
Subordinated debentures	39,864	39,796
Accrued expenses and other liabilities	20,746	8,520
Total Shareholders’ Equity	504,129	455,716
Total Liabilities and Shareholders’ Equity	$ 564,739	$ 543,618